January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Advent Convertible and Income Fund
| 1
a
a Shares Value
COMMON STOCKS - 6.8%
Consumer, Non-cyclical - 1.7%
Merck & Co., Inc.
a
35,000 $ 3,859,450
AbbVie, Inc.
a
15,000 3,345,150
UnitedHealth Group, Inc.
a
10,000 2,869,300
Total Consumer, Non-cyclical 10,073,900
Consumer, Cyclical - 1.4%
Carnival Corp.
a
100,000 3,002,000
Home Depot, Inc.
a
8,000 2,996,720
United Airlines Holdings, Inc.*
,a
25,000 2,558,000
Total Consumer, Cyclical 8,556,720
Technology - 1.4%
Microsoft Corp.
a
7,000 3,012,030
Broadcom, Inc.
a
8,000 2,650,400
ServiceNow, Inc.*
,a
20,000 2,340,200
Total Technology 8,002,630
Industrial - 0.6%
Eaton Corp. plc
a
10,000 3,514,200
Communications - 0.5%
Meta Platforms, Inc. — Class A
a
3,900 2,794,350
Financial - 0.5%
JPMorgan Chase & Co.
a
9,000 2,753,010
Basic Materials - 0.4%
Ivanhoe Mines Ltd. — Class A*
,a
175,000 2,225,381
Energy - 0.3%
EQT Corp.
a
30,000 1,731,900
Total Common Stocks
(Cost $38,454,691) 39,652,091
CONVERTIBLE PREFERRED STOCKS - 10.6%
Industrial - 2.2%
Boeing Co.
6.00% due 10/15/27
a
151,932 11,352,359
Novanta, Inc.
6.50% due 11/01/28
a
29,459 1,759,881
Total Industrial 13,112,240
Financial - 2.2%
KKR & Co., Inc.
6.25% due 03/01/28
a
103,941 5,086,873
Bank of America Corp.
7.25%
a
2,691 3,352,986
Wells Fargo & Co.
7.50%
a
2,077 2,562,935
Apollo Global Management, Inc.
6.75% due 07/31/26
a
24,604 1,706,779
Total Financial 12,709,573

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
2 |
a
a Shares Value
CONVERTIBLE PREFERRED STOCKS - 10.6% (continued)
Utilities - 2.2%
NextEra Energy, Inc.
7.30% due 06/01/27
a
109,443 $ 6,070,803
Southern Company
7.13% due 12/15/28
a
70,155 3,595,444
PG&E Corp.
6.00% due 12/01/27
a
73,979 2,956,201
Total Utilities 12,622,448
Technology - 1.9%
Microchip Technology, Inc.
7.50% due 03/15/28
a
95,457 6,380,346
Hewlett Packard Enterprise Co.
7.63% due 09/01/27
a
56,792 3,439,891
Strategy, Inc.
8.00%
a
14,100 1,198,359
Total Technology 11,018,596
Consumer, Non-cyclical - 1.6%
Bruker Corp.
6.38% due 09/01/28
a
17,024 5,904,775
Shift4 Payments, Inc.
6.00% due 05/01/28
a
42,566 3,198,409
BrightSpring Health Services, Inc.
6.75% due 02/01/27
a
4,060 541,726
Total Consumer, Non-cyclical 9,644,910
Consumer, Cyclical - 0.4%
QXO, Inc.
5.50% due 05/15/28
a
36,306 2,299,985
Basic Materials - 0.1%
Albemarle Corp.
7.25% due 03/01/27
a
12,195 845,601
Total Convertible Preferred Stocks
(Cost $55,143,573) 62,253,353
EXCHANGE-TRADED FUNDS - 4.5%
Advent Convertible Bond ETF
a,b
990,000 26,677,134
Total Exchange-Traded Funds
(Cost $25,070,691) 26,677,134
MONEY MARKET FUND
c
- 4.0%
Morgan Stanley Institutional Liquidity Government Portfolio
— Institutional Shares, 3.61%
a,d
23,265,037 23,265,037
Total Money Market Fund
(Cost $23,265,037) 23,265,037

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 3
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5%
Financial - 14.3%
Goldman Sachs Finance Corp. International, Ltd.
due 04/04/28
a,e
3,400,000 $ 6,521,200
due 03/07/30
a,e
2,500,000 2,735,000
due 05/07/30
a,e
EUR 1,600,000 2,676,747
due 03/13/28
a,e
1,000,000 1,081,500
Coinbase Global, Inc.
due 10/01/32
a,e,f
10,088,000 8,573,863
Upstart Holdings, Inc.
due 02/15/32
a,e,f
3,903,000 3,122,400
2.00% due 10/01/29
a
2,000,000 2,405,993
Citigroup Global Markets Holdings, Inc.
0.80% due 02/05/30
a,f
EUR 2,300,000 2,963,588
due 10/10/28
a,e
1,400,000 1,558,718
3.75% due 08/06/27 618,000 586,414
Ping An Insurance Group Co. of China Ltd.
due 06/11/30
a,e
HKD 28,000,000 4,938,730
Welltower OP LLC
3.13% due 07/15/29
a,f
3,175,000 4,845,050
Riot Platforms, Inc.
0.75% due 01/15/30
a
3,314,000 4,379,019
Digital Realty Trust LP
1.88% due 11/15/29
a,f
3,815,000 3,951,196
Cleanspark, Inc.
due 06/15/30
a,e
2,922,000 3,332,541
Barclays Bank plc
1.00% due 02/16/29
a
2,966,000 3,044,747
Terawulf, Inc.
1.00% due 09/01/31
a,f
1,196,000 1,569,152
due 05/01/32
a,e,f
1,409,000 1,328,828
Galaxy Digital Holdings LP
2.50% due 12/01/29
a,f
934,000 1,361,772
0.50% due 05/01/31
a,f
1,233,000 1,064,079
Bitdeer Technologies Group
4.88% due 07/01/31
a,f
2,075,000 2,336,658
Compass, Inc.
0.25% due 04/15/31
a,f
1,990,000 2,149,206
Core Scientific, Inc.
due 06/15/31
a,e,f
1,628,000 1,904,760
Morgan Stanley Finance LLC
due 03/21/28
a,e
1,200,000 1,791,000
Euronext N.V.
1.50% due 05/30/32
a
EUR 1,400,000 1,616,648
PennyMac Corp.
8.50% due 06/01/29
a
1,528,000 1,599,510
Vonovia SE
0.88% due 05/20/32
a
EUR 1,300,000 1,503,875

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
4 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Financial - 14.3% (continued)
IREN Ltd.
0.25% due 06/01/32
a,f
1,185,000 $ 1,464,729
GF Securities Co. Ltd.
due 01/12/27
a,e
HKD 10,000,000 1,370,411
China Pacific Insurance Group Co. Ltd.
due 09/18/30
a,e
HKD 9,000,000 1,306,836
Cipher Mining, Inc.
due 10/01/31
a,e,f
871,000 1,109,436
HAT Holdings I LLC / HAT Holdings II LLC
3.75% due 08/15/28
a,f
649,000 880,628
SoFi Technologies, Inc.
1.25% due 03/15/29
a,f
325,000 812,175
SBI Holdings, Inc.
due 07/25/31
a,e
JPY 80,000,000 811,617
Ventas Realty LP
3.75% due 06/01/26
a
554,000 785,849
GS Finance Corp.
3.36% due 08/14/28
a
1,154,000 721,827
Total Financial 84,205,702
Technology - 13.7%
Snowflake, Inc.
due 10/01/29
a,e
4,464,000 6,303,168
Cloudflare, Inc.
due 06/15/30
a,e,f
5,141,000 5,426,839
Western Digital Corp.
3.00% due 11/15/28
a
756,000 5,023,926
Lumentum Holdings, Inc.
0.38% due 03/15/32
a,f
1,370,000 3,108,448
1.50% due 12/15/29
a
241,000 1,361,897
Super Micro Computer, Inc.
due 06/15/30
a,e,f
2,263,000 1,963,798
3.50% due 03/01/29
a
2,135,000 1,956,407
Datadog, Inc.
due 12/01/29
a,e
3,812,000 3,763,397
CoreWeave, Inc.
1.75% due 12/01/31
a,f
3,210,000 3,709,236
Strategy, Inc.
2.25% due 06/15/32
a
1,891,000 2,121,135
0.88% due 03/15/31
a
1,347,000 1,394,145
Nutanix, Inc.
0.25% due 10/01/27
a
3,403,000 3,510,194
Rubrik, Inc.
due 06/15/30
a,e,f
3,873,000 3,485,700
Akamai Technologies, Inc.
0.25% due 05/15/33
a,f
2,470,000 3,000,606
Cohu, Inc.
1.50% due 01/15/31
a,f
1,910,000 2,459,316

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 5
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Technology - 13.7% (continued)
Commvault Systems, Inc.
due 09/15/30
a,e,f
2,707,000 $ 2,282,001
Box, Inc.
1.50% due 09/15/29
a
2,337,000 2,210,802
Nebius Group N.V.
2.75% due 09/15/32
a,f
2,225,000 2,168,263
Guidewire Software, Inc.
1.25% due 11/01/29
a
2,117,000 2,052,432
Workiva, Inc.
1.13% due 08/15/26
a
1,865,000 2,030,612
CyberArk Software Ltd.
due 06/15/30
a,e,f
1,907,000 2,011,885
Wistron Corp.
due 10/23/30
a,e
2,000,000 1,864,500
Seagate HDD Cayman
3.50% due 06/01/28
a
361,000 1,792,184
MACOM Technology Solutions Holdings, Inc.
due 12/15/29
a,e
1,151,000 1,659,098
Alkami Technology, Inc.
1.50% due 03/15/30
a,f
1,619,000 1,591,072
Parsons Corp.
2.63% due 03/01/29
a
1,336,000 1,433,238
Check Point Software Technologies Ltd.
due 12/15/30
a,e,f
1,169,000 1,158,462
Bizlink Holding, Inc.
due 09/22/30
a,e
1,000,000 1,127,500
DigitalOcean Holdings, Inc.
due 08/15/30
a,e,f
676,000 1,071,122
Xero Investments Ltd.
1.63% due 06/12/31
a
1,100,000 1,044,175
Semtech Corp.
due 10/15/30
a,e,f
862,000 971,764
Planet Labs PBC
0.50% due 10/15/30
a,f
384,000 876,960
BlackLine, Inc.
1.00% due 06/01/29
a
813,000 810,195
Fastly, Inc.
due 12/15/30
a,e,f
763,000 721,417
Zscaler, Inc.
due 07/15/28
a,e,f
773,000 720,555
Vobile Group Ltd.
due 09/27/26
a,e
HKD 5,000,000 649,833
Evolent Health, Inc.
4.50% due 08/15/31
a,f
989,000 632,342
ON Semiconductor Corp.
due 05/01/27
a,e
460,000 581,711

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
6 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Technology - 13.7% (continued)
Pagaya Technologies Ltd.
6.13% due 10/01/29
a
241,000 $ 415,195
Total Technology 80,465,530
Consumer, Non-cyclical - 9.3%
QIAGEN N.V.
2.00% due 09/04/32
a
4,400,000 5,051,063
2.50% due 09/10/31
a
1,600,000 1,863,436
Affirm Holdings, Inc.
0.75% due 12/15/29
a
5,576,000 5,774,227
Bridgebio Pharma, Inc.
0.75% due 02/01/33
a,f
2,243,000 2,299,075
1.75% due 03/01/31
a,f
677,000 1,179,672
2.25% due 02/01/29
a
845,000 962,666
Jazz Investments I Ltd.
3.13% due 09/15/30
a
3,259,000 4,251,366
Halozyme Therapeutics, Inc.
0.88% due 11/15/32
a,f
3,657,000 3,841,679
Ionis Pharmaceuticals, Inc.
due 12/01/30
a,e,f
1,895,000 2,098,881
1.75% due 06/15/28
a
825,000 1,355,901
KalVista Pharmaceuticals, Inc.
3.25% due 10/01/31
a,f
2,582,000 3,274,492
Zoetis, Inc.
0.25% due 06/15/29
a,f
2,876,000 2,955,090
Lantheus Holdings, Inc.
2.63% due 12/15/27
a
2,257,000 2,588,215
Tempus AI, Inc.
0.75% due 07/15/30
a,f
1,904,000 2,067,757
Arrowhead Pharmaceuticals, Inc.
due 01/15/32
a,e
1,726,000 1,941,465
Oddity Finance LLC
due 06/15/30
a,e,f
2,310,000 1,925,709
Alphatec Holdings, Inc.
0.75% due 03/15/30
a,f
1,030,000 1,263,295
XtalPi Holdings Ltd.
due 01/26/27
a,e
HKD 9,000,000 1,249,504
Travere Therapeutics, Inc.
2.25% due 03/01/29
a
850,000 1,102,705
Elis S.A.
2.25% due 09/22/29
a
EUR 600,000 1,101,837
Euronet Worldwide, Inc.
0.63% due 10/01/30
a,f
1,104,000 991,530
Cytokinetics, Inc.
1.75% due 10/01/31
a,f
776,000 981,155
Cogent Biosciences, Inc.
1.63% due 11/15/31
a
758,000 911,867

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 7
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Hansoh Pharmaceutical Group Co. Ltd.
due 02/03/33
e
HKD 7,000,000 $ 898,562
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29
a
269,000 891,399
Repligen Corp.
1.00% due 12/15/28
a
738,000 785,498
Stride, Inc.
1.13% due 09/01/27
a
324,000 544,158
Guardant Health, Inc.
due 05/15/33
a,e,f
331,000 394,332
Total Consumer, Non-cyclical 54,546,536
Communications - 8.4%
Alibaba Group Holding Ltd.
due 09/15/32
a,e
5,257,000 5,894,491
0.50% due 06/01/31
a
1,900,000 3,333,529
Uber Technologies, Inc.
0.88% due 12/01/28
a
4,433,000 5,689,892
due 05/15/28
a,e,f
789,000 787,028
AST SpaceMobile, Inc.
2.38% due 10/15/32
a,f
2,000,000 3,633,500
2.00% due 01/15/36
a,f
1,756,000 2,398,608
BlackSky Technology, Inc.
8.25% due 08/01/33
a,f
4,947,000 5,706,365
DoorDash, Inc.
due 05/15/30
a,e,f
4,389,000 4,402,167
Trip.com Group Ltd.
0.75% due 06/15/29
a
2,942,000 3,339,170
MakeMyTrip Ltd.
due 07/01/30
a,e,f
2,807,000 2,589,640
ADTRAN Holdings, Inc.
3.75% due 09/15/30
a,f
2,191,000 2,444,061
Grab Holdings Ltd.
due 06/15/30
a,e
2,350,000 2,371,808
Spotify USA, Inc.
due 03/15/26
a,e
1,759,000 1,779,228
Wayfair, Inc.
3.25% due 09/15/27
a
1,000,000 1,713,900
Baidu, Inc.
due 03/12/32
a,e
1,200,000 1,174,800
Q2 Holdings, Inc.
0.75% due 06/01/26
a
871,000 864,467
Etsy, Inc.
1.00% due 06/15/30
a,f
867,000 864,133
Total Communications 48,986,787
Industrial - 8.2%
Exail Technologies S.A.
4.00%
a,g
EUR 3,700,000 5,738,853

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
8 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Industrial - 8.2% (continued)
Bloom Energy Corp.
due 11/15/30
a,e,f
3,520,000 $ 3,991,680
Schneider Electric SE
1.97% due 11/27/30
a
EUR 2,200,000 3,367,793
Tetra Tech, Inc.
2.25% due 08/15/28
a
2,521,000 2,931,293
BWX Technologies, Inc.
due 11/01/30
a,e,f
2,682,000 2,771,847
AeroVironment, Inc.
due 07/15/30
a,e
2,328,000 2,743,548
Fluor Corp.
1.13% due 08/15/29
a
1,960,000 2,422,756
Zoomlion Heavy Industry Science and Technology Co. Ltd.
0.70% due 02/05/31 CNY 16,000,000 2,348,708
Mirion Technologies, Inc.
0.25% due 06/01/30
a,f
1,725,000 2,231,719
Legrand S.A.
1.50% due 06/23/33
a
EUR 1,600,000 2,093,646
INFRONEER Holdings, Inc.
due 03/30/29
a,e
JPY 220,000,000 1,997,520
Vinci S.A.
0.70% due 02/18/30
a
EUR 1,500,000 1,860,476
Itron, Inc.
1.38% due 07/15/30
a
1,710,000 1,821,150
CTF Services Ltd.
0.75% due 10/03/28
a
HKD 14,000,000 1,813,258
MTU Aero Engines AG
due 07/15/33
a,e
EUR 1,500,000 1,800,806
Hon Hai Precision Industry Co. Ltd.
due 08/05/26
a,e
1,100,000 1,552,650
Rocket Lab USA, Inc.
4.25% due 02/01/29
a,f
78,000 1,217,482
Enovix Corp.
4.75% due 09/15/30
a,f
1,206,000 1,128,965
Bolt Innovation Ltd.
due 02/05/33
e
HKD 9,000,000 1,116,400
SPIE S.A.
2.00% due 01/17/28
a
EUR 600,000 1,025,745
WT Microelectronics Co. Ltd.
due 11/24/27
a,e
1,000,000 1,004,750
Joby Aviation, Inc.
0.75% due 02/15/32 644,000 657,685
Applied Optoelectronics, Inc.
2.75% due 01/15/30
a
346,000 461,737
Total Industrial 48,100,467

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 9
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Consumer, Cyclical - 7.6%
NCL Corp. Ltd.
0.88% due 04/15/30
a,f
7,741,000 $ 8,580,898
Live Nation Entertainment, Inc.
3.13% due 01/15/29
a
4,051,000 5,971,579
2.88% due 01/15/30
a
2,370,000 2,514,570
GameStop Corp.
due 06/15/32
a,e,f
4,304,000 4,646,168
TUI AG
1.95% due 07/26/31
a
EUR 2,300,000 3,391,003
Meritage Homes Corp.
1.75% due 05/15/28
a
3,004,000 3,063,345
Accor S.A.
0.70% due 12/07/27
a
2,199,084 3,029,282
Rivian Automotive, Inc.
3.63% due 10/15/30
a
1,388,000 1,314,299
4.63% due 03/15/29
a
770,000 814,275
Daiwa House Industry Co. Ltd.
due 03/29/30
a,e
JPY 230,000,000 1,604,304
Chow Tai Fook Jewellery Group Ltd.
0.38% due 06/30/30
a
HKD 10,000,000 1,380,975
Flight Centre Travel Group Ltd.
2.50% due 09/03/32
a
AUD 1,500,000 1,246,016
International Consolidated Airlines Group S.A.
1.13% due 05/18/28
a
EUR 600,000 1,076,896
Nissan Motor Co. Ltd.
1.00% due 07/15/31
a
JPY 140,000,000 1,058,894
Anllian Capital 2 Ltd.
due 12/05/29
a,e
EUR 900,000 1,058,372
ANA Holdings, Inc.
due 12/10/31
a,e
JPY 130,000,000 954,922
DraftKings Holdings, Inc.
due 03/15/28
a,e
1,001,000 908,337
Freshpet, Inc.
3.00% due 04/01/28
a
647,000 801,956
Peloton Interactive, Inc.
5.50% due 12/01/29
a
416,000 649,462
Lucid Group, Inc.
5.00% due 04/01/30
a,f
836,000 488,131
Total Consumer, Cyclical 44,553,684
Energy - 3.1%
Northern Oil & Gas, Inc.
3.63% due 04/15/29
a
3,507,000 3,561,007
Array Technologies, Inc.
2.88% due 07/01/31
a,f
1,794,000 3,053,388
Sunrun, Inc.
4.00% due 03/01/30
a
2,086,000 3,035,130

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
10 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 68.5% (continued)
Energy - 3.1% (continued)
Saipem S.p.A.
2.88% due 09/11/29
a
EUR 1,200,000 $ 2,672,299
Solaris Energy Infrastructure, Inc.
0.25% due 10/01/31
a
2,053,000 2,533,915
XPLR Infrastructure LP
2.50% due 06/15/26
a,f
2,381,000 2,342,428
RAG-Stiftung
1.88% due 11/16/29
a
EUR 1,000,000 1,189,473
Total Energy 18,387,640
Utilities - 2.1%
PPL Capital Funding, Inc.
2.88% due 03/15/28
a
3,582,000 4,028,854
CMS Energy Corp.
3.38% due 05/01/28
a
3,198,000 3,460,236
FirstEnergy Corp.
3.88% due 01/15/31
a,f
1,648,000 1,822,688
Duke Energy Corp.
4.13% due 04/15/26
a
1,154,000 1,199,872
UGI Corp.
5.00% due 06/01/28
a
556,000 841,784
CenterPoint Energy, Inc.
4.25% due 08/15/26
a
697,000 778,898
Total Utilities 12,132,332
Basic Materials - 1.8%
Jinkai Investment Holdings Ltd.
due 02/05/31
e
2,400,000 2,448,576
KCC Corp.
1.75% due 07/10/30
a
1,700,000 1,955,850
Gold Pole Capital Co. Ltd.
1.00% due 06/25/29
a
600,000 1,316,550
MP Materials Corp.
3.00% due 03/01/30
a,f
404,000 1,152,208
MMG Ltd.
due 10/08/30
a,e
800,000 1,122,000
CMOC Capital Ltd.
due 01/24/27
a,e
1,000,000 1,044,173
Centrus Energy Corp.
due 08/15/32
a,e,f
554,000 801,776
LG Chem Ltd.
1.75% due 06/16/28
a
600,000 748,571
Total Basic Materials 10,589,704
Total Convertible Bonds
(Cost $365,421,405) 401,968,382

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 11
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3%
Consumer, Non-cyclical - 15.7%
CHS/Community Health Systems, Inc.
5.25% due 05/15/30
a,f
2,336,000 $ 2,204,382
6.13% due 04/01/30
a,f
1,355,000 1,115,979
6.88% due 04/15/29
a,f
1,074,000 988,510
Kedrion S.p.A.
6.50% due 09/01/29
a,f
4,072,000 4,022,715
Post Holdings, Inc.
4.63% due 04/15/30
a,f
2,778,000 2,713,678
6.38% due 03/01/33
a,f
1,084,000 1,093,241
GEO Group, Inc.
8.63% due 04/15/29
a
3,591,000 3,757,543
Land O'Lakes Capital Trust I
7.45% due 03/15/28
a,f
3,437,000 3,551,415
Pediatrix Medical Group, Inc.
5.38% due 02/15/30
a,f
3,502,000 3,514,770
1261229 BC Ltd.
10.00% due 04/15/32
a,f
3,382,000 3,477,105
Viking Baked Goods Acquisition Corp.
8.63% due 11/01/31
a,f
3,356,000 3,330,425
TriNet Group, Inc.
3.50% due 03/01/29
a,f
3,457,000 3,277,359
Charles River Laboratories International, Inc.
3.75% due 03/15/29
a,f
3,206,000 3,095,273
Covista, Inc.
5.50% due 03/01/28
a,f
2,999,000 2,994,887
Service Corp. International
3.38% due 08/15/30
a
3,089,000 2,890,975
Veritiv Operating Co.
10.50% due 11/30/30
a,f
2,624,000 2,812,366
Insulet Corp.
6.50% due 04/01/33
a,f
2,648,000 2,757,198
Albertsons Companies, Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons LLC
5.50% due 03/31/31
a,f
1,620,000 1,622,263
5.75% due 03/31/34
a,f
1,080,000 1,063,523
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.38% due 04/30/29
a,f
2,664,000 2,606,479
LifePoint Health, Inc.
11.00% due 10/15/30
a,f
1,893,000 2,066,749
5.38% due 01/15/29
a,f
541,000 525,670
Genmab A/S
6.25% due 12/15/32
a,f
2,463,000 2,527,922
Prime Healthcare Services, Inc.
9.38% due 09/01/29
a,f
2,379,000 2,478,942
AdaptHealth LLC
5.13% due 03/01/30
a,f
2,350,000 2,280,184

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
12 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Coty Inc /HFC Prestige Products, Inc./HFC Prestige
International US LLC
4.75% due 01/15/29
a,f
2,277,000 $ 2,254,710
DaVita, Inc.
4.63% due 06/01/30
a,f
2,292,000 2,206,396
AMN Healthcare, Inc.
6.50% due 01/15/31
a,f
2,152,000 2,182,152
Graham Holdings Co.
5.63% due 12/01/33
a,f
2,163,000 2,178,708
Tenet Healthcare Corp.
5.50% due 11/15/32
a,f
1,081,000 1,092,205
4.38% due 01/15/30
a
1,036,000 1,018,556
Edgewell Personal Care Co.
4.13% due 04/01/29
a,f
2,182,000 2,090,355
Varex Imaging Corp.
7.88% due 10/15/27
a,f
1,954,000 1,994,327
Central Garden & Pet Co.
4.13% due 04/30/31
a,f
1,922,000 1,819,346
Brink’s Co.
6.75% due 06/15/32
a,f
1,699,000 1,769,870
Deluxe Corp.
8.13% due 09/15/29
a,f
1,496,000 1,571,629
United Rentals North America, Inc.
3.75% due 01/15/32
a
1,622,000 1,517,107
RR Donnelley & Sons Co.
9.50% due 08/01/29
a,f
1,409,000 1,467,437
Surgery Center Holdings, Inc.
7.25% due 04/15/32
a,f
1,354,000 1,361,934
Encompass Health Corp.
4.63% due 04/01/31
a
1,346,000 1,318,785
Global Medical Response, Inc.
7.38% due 10/01/32
a,f
1,073,000 1,109,549
BioMarin Pharmaceutical, Inc.
5.50% due 02/15/34
f
1,084,000 1,088,065
ION Platform Finance US, Inc.
7.88% due 09/30/32
a,f
1,062,000 932,886
TEAM Services Holding, Inc.
9.00% due 02/15/33
f
407,000 407,763
Total Consumer, Non-cyclical 92,151,333
Communications - 12.3%
Sirius XM Radio LLC
4.13% due 07/01/30
a,f
3,180,000 3,000,799
4.00% due 07/15/28
a,f
2,156,000 2,110,149
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30
a,f
4,752,000 4,542,492
Rakuten Group, Inc.
9.75% due 04/15/29
a,f
3,685,000 4,132,016

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 13
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Communications - 12.3% (continued)
Viasat, Inc.
7.50% due 05/30/31
a,f
2,406,000 $ 2,339,428
5.63% due 04/15/27
a,f
1,698,000 1,699,666
Neptune Bidco US, Inc.
9.29% due 04/15/29
a,f
1,932,000 1,985,389
10.38% due 05/15/31
a,f
1,081,000 1,142,399
9.50% due 02/15/33
a,f
542,000 552,803
Match Group Holdings II LLC
4.13% due 08/01/30
a,f
3,578,000 3,379,907
Directv Financing LLC / Directv Financing Company-Obligor,
Inc.
5.88% due 08/15/27
a,f
3,328,000 3,345,861
DISH Network Corp.
11.75% due 11/15/27
a,f
3,228,000 3,342,429
Gray Media, Inc.
10.50% due 07/15/29
a,f
1,512,000 1,624,859
7.25% due 08/15/33
a,f
1,078,000 1,104,382
9.63% due 07/15/32
a,f
540,000 557,412
Nexstar Media, Inc.
4.75% due 11/01/28
a,f
3,302,000 3,283,926
Ciena Corp.
4.00% due 01/31/30
a,f
3,138,000 3,028,015
McGraw-Hill Education, Inc.
7.38% due 09/01/31
a,f
2,491,000 2,620,393
Connect Finco SARL / Connect US Finco LLC
9.00% due 09/15/29
a,f
2,218,000 2,356,763
Vmed O2 UK Financing I plc
7.75% due 04/15/32
a,f
1,187,000 1,221,906
6.75% due 01/15/33
a,f
1,078,000 1,052,570
Univision Communications, Inc.
8.00% due 08/15/28
a,f
2,163,000 2,233,479
Lumen Technologies, Inc.
10.00% due 10/15/32
a,f
2,164,000 2,164,000
Directv Financing LLC
8.88% due 02/01/30
a,f
2,131,000 2,159,351
Getty Images, Inc.
10.50% due 11/15/30
a,f
1,618,000 1,640,628
11.25% due 02/21/30
a,f
542,000 485,052
ION Platform Finance US, Inc. / ION Platform Finance SARL
9.00% due 08/01/29
a,f
2,178,000 2,093,286
Stagwell Global LLC
5.63% due 08/15/29
a,f
2,086,000 2,024,405
Sable International Finance Ltd.
7.13% due 10/15/32
a,f
1,997,000 2,020,553
Versant Media Group, Inc.
7.25% due 01/30/31
a,f
1,759,000 1,803,295

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
14 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Communications - 12.3% (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50% due 06/01/41
a
2,216,000 $ 1,589,792
EchoStar Corp.
10.75% due 11/30/29
a
1,347,000 1,477,312
Cipher Compute LLC
7.13% due 11/15/30
a,f
1,352,000 1,394,887
Level 3 Financing, Inc.
7.00% due 03/31/34
a,f
538,000 557,738
3.75% due 07/15/29
a,f
538,000 498,323
6.88% due 06/30/33
a,f
268,000 276,305
WULF Compute LLC
7.75% due 10/15/30
a,f
811,000 846,505
C&W Senior Finance Ltd.
9.00% due 01/15/33
a,f
530,000 551,098
Total Communications 72,239,573
Consumer, Cyclical - 7.6%
Latam Airlines Group S.A.
7.88% due 04/15/30
a,f
2,943,000 3,091,415
7.63% due 01/07/31
a,f
268,000 282,196
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29
a,f
3,022,000 2,955,875
NCL Corp. Ltd.
6.25% due 09/15/33
a,f
2,689,000 2,703,491
Six Flags Entertainment Corp. / Canada's Wonderland Co. /
Magnum Management Corp.
5.38% due 04/15/27
a
1,081,000 1,081,676
5.25% due 07/15/29
a
813,000 781,076
6.50% due 10/01/28
a
540,000 541,735
Phinia, Inc.
6.75% due 04/15/29
a,f
2,305,000 2,386,376
Champ Acquisition Corp.
8.38% due 12/01/31
a,f
2,169,000 2,317,895
LBM Acquisition LLC
9.50% due 06/15/31
a,f
2,155,000 2,272,189
Caesars Entertainment, Inc.
6.50% due 02/15/32
a,f
1,354,000 1,385,160
6.00% due 10/15/32
a,f
812,000 790,407
Penn Entertainment, Inc.
5.63% due 01/15/27
f
2,169,000 2,167,438
Brightstar Lottery plc/ Brightstar Global Solutions Corp.
5.75% due 01/15/33
a,f
2,172,000 2,159,971
Kontoor Brands, Inc.
4.13% due 11/15/29
a,f
2,255,000 2,146,801
Michaels Companies, Inc.
5.25% due 05/01/28
a,f
1,355,000 1,341,132
7.88% due 05/01/29
a,f
812,000 791,990

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Consumer, Cyclical - 7.6% (continued)
Discovery Global Holdings, Inc.
4.05% due 03/15/29
a
2,150,000 $ 2,089,308
Ferrellgas, LP / Ferrellgas Finance Corp.
5.88% due 04/01/29
a,f
1,464,000 1,409,115
9.25% due 01/15/31
a,f
542,000 560,255
Azul Secured Finance LLP
9.88% due 02/15/31
f
1,924,000 1,925,472
White Cap Supply Holdings LLC
7.38% due 11/15/30
a,f
1,623,000 1,686,766
Staples, Inc.
10.75% due 09/01/29
a,f
1,613,000 1,586,538
Kingpin Intermediate Holdings LLC
7.25% due 10/15/32
a,f
1,622,000 1,556,164
S&S Holdings LLC
8.38% due 10/01/31
a,f
1,606,000 1,531,764
Six Flags Entertainment Corp./Canada's Wonderland
Company/Millennium Operations LLC
8.63% due 01/15/32
a,f
1,490,000 1,521,534
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC
5.13% due 04/15/29
a,f
1,614,000 1,434,967
Six Flags Entertainment Corp.
5.50% due 04/15/27
a,f
538,000 539,525
Total Consumer, Cyclical 45,038,231
Financial - 6.8%
Iron Mountain, Inc.
4.50% due 02/15/31
a,f
3,550,000 3,394,876
4.88% due 09/15/29
a,f
1,081,000 1,067,775
Acrisure LLC / Acrisure Finance, Inc.
7.50% due 11/06/30
a,f
3,215,000 3,328,718
6.75% due 07/01/32
a,f
134,000 137,475
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31
a,f
2,675,000 2,813,362
6.75% due 05/01/33
a,f
533,000 554,128
SBA Communications Corp.
3.88% due 02/15/27
a
1,624,000 1,612,769
3.13% due 02/01/29
a
1,616,000 1,543,772
Enova International, Inc.
11.25% due 12/15/28
a,f
2,663,000 2,821,579
Osaic Holdings, Inc.
8.00% due 08/01/33
a,f
2,420,000 2,514,204
6.75% due 08/01/32
a,f
269,000 279,505
Stonex Escrow Issuer LLC
6.88% due 07/15/32
a,f
2,685,000 2,772,295
Burford Capital Global Finance LLC
7.50% due 07/15/33
a,f
1,335,000 1,291,586
6.88% due 04/15/30
a,f
1,060,000 1,037,490
8.50% due 01/15/34
a,f
300,000 301,383

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Financial - 6.8% (continued)
Freedom Mortgage Corp.
12.25% due 10/01/30
a,f
2,287,000 $ 2,522,165
Planet Financial Group LLC
10.50% due 12/15/29
a,f
2,410,000 2,506,183
Armor Holdco, Inc.
8.50% due 11/15/29
a,f
2,267,000 2,291,477
PRA Group, Inc.
5.00% due 10/01/29
a,f
2,145,000 1,961,459
OneMain Finance Corp.
6.63% due 01/15/28
a
1,758,000 1,805,176
Asurion LLC and Asurion Company-Issuer, Inc.
8.38% due 02/01/34
a,f
1,084,000 1,094,798
8.00% due 12/31/32
a,f
542,000 566,133
Freedom Mortgage Holdings LLC
6.88% due 05/01/31
a,f
1,625,000 1,613,629
Total Financial 39,831,937
Energy - 6.5%
Venture Global Plaquemines LNG LLC
6.50% due 01/15/34
a,f
3,267,000 3,388,294
6.13% due 12/15/30
a,f
542,000 558,123
Alliance Resource Operating Partners, LP / Alliance
Resource Finance Corp.
8.63% due 06/15/29
a,f
3,321,000 3,508,829
Tallgrass Energy Partners, LP / Tallgrass Energy Finance
Corp.
7.38% due 02/15/29
a,f
3,156,000 3,273,381
Venture Global LNG, Inc.
8.38% due 06/01/31
a,f
2,902,000 2,969,910
CNX Resources Corp.
7.38% due 01/15/31
a,f
2,711,000 2,816,786
Howard Midstream Energy Partners LLC
7.38% due 07/15/32
a,f
2,378,000 2,510,155
6.63% due 01/15/34
a,f
269,000 276,234
Sunoco, LP
4.63% due 05/01/30
a,f
2,822,000 2,753,391
SM Energy Co.
8.75% due 07/01/31
a,f
2,448,000 2,574,229
Harvest Midstream I LP
7.50% due 09/01/28
a,f
2,432,000 2,466,699
Genesis Energy, LP / Genesis Energy Finance Corp.
7.88% due 05/15/32
a
2,238,000 2,336,723
HilCorp. Energy I, LP / HilCorp. Finance Co.
6.25% due 04/15/32
a,f
2,330,000 2,236,676
Kodiak Gas Services LLC
6.75% due 10/01/35
a,f
1,612,000 1,666,635
6.50% due 10/01/33
a,f
538,000 551,265

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Energy - 6.5% (continued)
Vermilion Energy, Inc.
6.88% due 05/01/30
a,f
2,197,000 $ 2,197,001
Calumet Specialty Products Partners, LP / Calumet Finance
Corp.
9.75% due 07/15/28
a,f
1,856,000 1,913,406
Total Energy 37,997,737
Industrial - 4.7%
FTAI Aviation Investors LLC
5.50% due 05/01/28
a,f
2,135,000 2,138,285
7.00% due 06/15/32
a,f
1,733,000 1,825,242
GFL Environmental, Inc.
4.00% due 08/01/28
a,f
3,180,000 3,131,417
Beacon Mobility Corp.
7.25% due 08/01/30
a,f
2,955,000 3,097,800
Maxam Prill SARL
7.75% due 07/15/30
a,f
2,390,000 2,491,142
Quikrete Holdings, Inc.
6.38% due 03/01/32
a,f
2,126,000 2,204,377
Axon Enterprise, Inc.
6.25% due 03/15/33
a,f
1,065,000 1,104,072
6.13% due 03/15/30
a,f
1,065,000 1,097,457
Energizer Holdings, Inc.
4.38% due 03/31/29
a,f
2,196,000 2,110,567
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
a,f
1,084,000 1,105,208
9.25% due 04/15/30
f
813,000 800,462
Rand Parent LLC
8.50% due 02/15/30
a,f
1,608,000 1,680,867
Standard Building Solutions, Inc.
5.88% due 03/15/34
a,f
1,624,000 1,623,477
GFL Environmental Holdings US, Inc.
5.50% due 02/01/34
a,f
1,355,000 1,359,771
TransDigm, Inc.
6.75% due 01/31/34
a,f
538,000 557,116
6.25% due 01/31/34
a,f
538,000 556,199
Advanced Drainage Systems, Inc.
5.00% due 09/30/27
a,f
759,000 760,918
Total Industrial 27,644,377
Technology - 4.0%
Open Text Corp.
3.88% due 12/01/29
a,f
3,536,000 3,283,985
ASGN, Inc.
4.63% due 05/15/28
a,f
3,013,000 2,969,740
Playtika Holding Corp.
4.25% due 03/15/29
a,f
3,388,000 2,945,358
Cloud Software Group, Inc.
6.50% due 03/31/29
a,f
2,690,000 2,678,267

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Technology - 4.0% (continued)
6.63% due 08/15/33
a,f
269,000 $ 258,124
Seagate Data Storage Technology Pte Ltd.
4.09% due 06/01/29
a,f
2,135,000 2,095,160
Unisys Corp.
10.63% due 01/15/31
a,f
2,155,000 2,045,794
Diebold Nixdorf, Inc.
7.75% due 03/31/30
a,f
1,824,000 1,936,357
Pagaya US Holdings Co. LLC
8.88% due 08/01/30
a,f
1,945,000 1,740,612
Crane NXT Co.
4.20% due 03/15/48
a
2,236,000 1,452,855
CoreWeave, Inc.
9.00% due 02/01/31
a,f
1,080,000 1,047,612
McAfee Corp.
7.38% due 02/15/30
a,f
1,129,000 895,161
Total Technology 23,349,025
Basic Materials - 2.8%
Mineral Resources Ltd.
9.25% due 10/01/28
a,f
2,314,000 2,432,808
7.00% due 04/01/31
a,f
1,077,000 1,133,034
Fortescue Treasury Pty Ltd.
5.88% due 04/15/30
a,f
2,673,000 2,752,842
Ingevity Corp.
3.88% due 11/01/28
a,f
2,378,000 2,314,557
Alumina Pty Ltd.
6.13% due 03/15/30
a,f
2,129,000 2,197,515
First Quantum Minerals Ltd.
7.25% due 02/15/34
a,f
1,745,000 1,834,395
Cleveland-Cliffs, Inc.
7.50% due 09/15/31
a,f
1,583,000 1,671,563
Solstice Advanced Materials, Inc.
5.63% due 09/30/33
a,f
1,481,000 1,489,570
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28
a,f
487,000 489,326
Total Basic Materials 16,315,610
Utilities - 1.9%
NRG Energy, Inc.
5.75% due 01/15/34
a,f
2,155,000 2,170,382
3.63% due 02/15/31
a,f
1,927,000 1,805,992
Talen Energy Supply LLC
8.63% due 06/01/30
a,f
2,694,000 2,843,697
6.25% due 02/01/34
a,f
1,080,000 1,094,265
Vistra Operations Co. LLC
7.75% due 10/15/31
a,f
1,084,000 1,147,439
6.88% due 04/15/32
a,f
1,084,000 1,139,542

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 62.3% (continued)
Utilities - 1.9% (continued)
VoltaGrid LLC
7.38% due 11/01/30
a,f
1,081,000 $ 1,095,132
Total Utilities 11,296,449
Total Corporate Bonds
(Cost $358,069,465) 365,864,272
SENIOR FLOATING RATE INTERESTS - 2.1%
Consumer, Non-cyclical - 0.6%
Hopper Merger Sub, Inc.
5.92% (1 Month Term SOFR + 2.25%, Rate Floor:
0.00%) due 01/14/33
◊
2,439,000 2,420,415
BioMarin Pharmaceutical, Inc.
5.42% (1 Month Term SOFR + 1.75%, Rate Floor:
0.00%) due 01/29/33
◊
1,084,000 1,084,000
Total Consumer, Non-cyclical 3,504,415
Industrial - 0.5%
TransDigm, Inc.
6.41% (3 Month Term SOFR + 2.75%, Rate Floor:
0.00%) due 08/24/28
◊
2,862,908 2,859,702
Technology - 0.4%
Boxer Parent Co, Inc.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor:
0.00%) due 07/30/31
◊
2,233,125 2,143,800
Financial - 0.3%
Asurion LLC
7.92% (1 Month Term SOFR + 4.25%, Rate Floor:
0.00%) due 09/19/30
◊
1,351,604 1,352,564
9.03% (1 Month Term SOFR + 5.36%, Rate Floor:
0.00%) due 01/31/28
◊
542,000 541,322
Total Financial 1,893,886
Consumer, Cyclical - 0.3%
American Greetings Corp.
9.42% (1 Month Term SOFR + 5.75%, Rate Floor:
0.00%) due 10/30/29
◊
1,900,421 1,879,041
Total Senior Floating Rate Interests
(Cost $12,366,131) 12,280,844
ASSET-BACKED SECURITIES - 1.5%
Collateralized Loan Obligations - 1.5%
Dryden 49 Senior Loan Fund
2017-49A, 7.33% (3 Month Term SOFR + 3.66%, Rate
Floor: 3.66%) due 07/18/30
◊,a,f
4,000,000 4,028,640
OZLM XXIV Ltd.
2019-24A, 7.33% (3 Month Term SOFR + 3.66%, Rate
Floor: 3.66%) due 07/20/32
◊,a,f
2,500,000 2,503,998

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
20 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 1.5% (continued)
Collateralized Loan Obligations - 1.5% (continued)
Sound Point CLO XXVII Ltd.
2020-2A, 7.28% (3 Month Term SOFR + 3.61%, Rate
Floor: 3.61%) due 10/25/34
◊,a,f
2,500,000 $ 2,455,437
Total Collateralized Loan Obligations 8,988,075
Total Asset-Backed Securities
(Cost $8,557,685) 8,988,075
Total Investments - 160.3%
(Cost $886,348,678) $ 940,949,188
Other Assets & Liabilities, net - (60.3)% (353,790,137)
Total Net Assets - 100% $ 587,159,051
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at January 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2026, the total value of securities segregated was $894,373,101.
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of January 31, 2026.
e
Zero coupon rate security.
f
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $505,162,040 (cost $486,757,824), or 86.0% of total net assets.
g
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
AUD — Australian Dollar
CNY — Chinese Yuan
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
| 21
Advent Convertible and Income Fund
See Sector Classification in Other Information section.
Forward Foreign Currency Exchange Contracts
Counterparty Currenc y Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of New York Mellon CAD Buy 4,748,059 3,434,483 USD 03/09/26 $ 77,389
Bank of New York Mellon EUR Buy 4,063,940 4,768,414 USD 03/09/26 75,019
Bank of New York Mellon AUD Buy 1,867,600 1,253,507 USD 03/09/26 54,730
Bank of New York Mellon HKD Sell 109,357,400 14,067,370 USD 03/09/26 46,229
Bank of New York Mellon JPY Buy 158,909,511 1,015,126 USD 03/09/26 18,310
Bank of New York Mellon HKD Buy 6,850,650 880,099 USD 03/09/26 (1,750)
Bank of New York Mellon JPY Sell 1,087,297,355 7,066,136 USD 03/09/26 (4,882)
Bank of New York Mellon CAD Sell 8,039,809 5,826,230 USD 03/09/26 (120,365)
Bank of New York Mellon AUD Sell 3,558,578 2,365,486 USD 03/09/26 (127,265)
Bank of New York Mellon EUR Sell 36,171,986 42,354,158 USD 03/09/26 (755,878)
$ (738,463)
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
22 |
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $192,055,697 are categorized as Level 2 within the disclosure hierarchy —
See Note 2.
The Fund did not hold any Level 3 securities during the period ended January 31, 2026.
The following table summarizes the inputs used to value the Fund’s investments at January 31,
2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 39,652,091 $ — $ — $ 39,652,091
Convertible Preferred Stocks 62,253,353 — — 62,253,353
Exchange-Traded Funds 26,677,134 — — 26,677,134
Money Market Fund 23,265,037 — — 23,265,037
Convertible Bonds — 401,968,382 — 401,968,382
Corporate Bonds — 365,864,272 — 365,864,272
Senior Floating Rate Interests — 12,280,844 — 12,280,844
Asset-Backed Securities — 8,988,075 — 8,988,075
Forward Foreign Currency
Exchange Contracts
a
— 271,677 — 271,677
Total Assets $ 151,847,615 $ 789,373,250 $ — $ 941,220,865
– – – –
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency
Exchange Contracts
a
$ — $ 1,010,140 $ — $ 1,010,140
a
Reported as unrealized appreciation/depreciation at period end.

January 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
| 23
Advent Convertible and Income Fund
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Advent Capital Management (“Advent”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain investment companies managed by Advent. Additional information about the affiliated fund, including the most recent annual report and prospectus, is available at https://
www.adventetf.com/#literature.
Transactions during the period ended January 31, 2026, in which the company is an affiliated issuer, were as follows:
Security
Name
Value
10/31/25 Additions Reductions
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
1/31/26
Shares
1/31/26
Investment
Income
Exchange-
Traded
Funds
Advent
Convertible
Bond ETF $ 26,552,097 $ — $ — $ — $ 125,037 $ 26,677,134 990,000 $ 179,850

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Advent Convertible and Income Fund
24 |
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-
end management investment company under the Investment Company Act of
1940, as amended (the “1940 Act”).
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation Procedures”). The
U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines
“readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Advent Capital
Management, LLC ("Advent" or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 25
Adviser has adopted separate procedures (the “Valuation Designee Procedures”
and collectively with the Fund Valuation Procedures, the “Valuation Procedures”)
reasonably designed to prevent violations of the requirements of Rule 2a-5 and
Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee (the “Valuation Committee”), in the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the
Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the
NASDAQ official closing price, which may not necessarily represent the last sale price.
Equity securities that are traded on an exchange or on the over-the-counter (“OTC”)
market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-
end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors,
Note 1 ‒ Organization and Significant Accounting Policies (continued)

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
26 |
among others: the value of the securities traded on other foreign markets, American
Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes are valued based on prices provided by independent third-party pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Asset-back securities (“ABS”) and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by an independent third-party pricing service which uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 27
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”.
Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.
Note 2 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
28 |
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/
or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment.
Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 2 ‒ Derivatives (continued)

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 29
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S.
Treasury securities, and other information and analysis. A significant portion of the
Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from
Note 3 ‒ Fair Value Measurement (continued)

January 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
30 |
broader influences, including real or perceived changes in prevailing interest rates
(which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts
(such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Note 4 ‒ Market Risks (continued)

January 31, 2026
OTHER INFORMATION (Unaudited)
| 31
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification
System, Global Industry Classification Standards and Barclays Global Classification
Scheme.